Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Joint ventures and Associates
Accounts receivable		$ 121,637	$ 110,186
Accounts receivable, Current		121,637	110,186
Accounts receivable, Non-current		0	0
Accounts receivable- Loans		144,659	557
Loans receivable, Current		1,421	222
Loans receivable, Non-current		143,238	335
Other assets		84	1,087
Other assets, Current		84	1,087
Other assets, Non-current		0	0
Accounts payable		64,766	67,879
Accounts payable, Current		64,766	67,879
Accounts payable, Non-current		0	0
Loans		683,949	815,056
Loans, Current		683,949	815,056
Loans, Non-current		0	0
Other liabilities		423	2,701
Other liabilities, Current		423	2,701
Other liabilities, Non-current		0	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable		0	0
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		7,560	7,048
Loans		0	0
Other liabilities		0	0
Extrucol S.A. | Associates
Joint ventures and Associates
Accounts receivable		0	2
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		1,028	854
Loans		0	0
Other liabilities		0	0
E2 Energia Eficiente S.A. E.S.P. | Associates
Joint ventures and Associates
Accounts receivable		7,215	7,397
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		422	4,152
Loans		0	0
Other liabilities		0	0
Internexa Brasil Operadora de Telecomunicaes | Associates
Joint ventures and Associates
Accounts receivable		0
Accounts receivable- Loans		235
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Equion Energa Limited | Joint Ventures
Joint ventures and Associates
Accounts receivable	[1]	0	127
Accounts receivable- Loans	[1]	0	0
Other assets	[1]	84	1,087
Accounts payable	[1]	6,327	2,004
Loans	[1]	683,949	815,056
Other liabilities	[1]	423	2,698
Ecodiesel Colombia S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		4,953	13,155
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		49,429	53,821
Loans		0	0
Other liabilities		0	3
Interligao Eltrica do Madeira S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		35,100	89,505
Accounts receivable- Loans		0	0
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		0	0
Interligao Eltrica Garanhuns S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		10,292	0
Accounts receivable- Loans		41	40
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		0	0
Interligao Eltrica Paraguau S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		11,366
Accounts receivable- Loans		25
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligao Eltrica Aimors S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		7,612
Accounts receivable- Loans		25
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Interligao Eltrica Iva S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		18,316	0
Accounts receivable- Loans		1,097	182
Other assets		0	0
Accounts payable		0	0
Loans		0	0
Other liabilities		0	0
Transmissora Alianca de Energia Eltrica S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		26,783
Accounts receivable- Loans		0
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		0
Derivex S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable			0
Accounts receivable- Loans			335
Other assets			0
Accounts payable			0
Loans			0
Other liabilities			$ 0
Conexion Kimal Lo Aguirre S.A. | Joint Ventures
Joint ventures and Associates
Accounts receivable		0
Accounts receivable- Loans		143,236
Other assets		0
Accounts payable		0
Loans		0
Other liabilities		$ 0

[1]	Resources deposited by Equion in Ecopetrol Capital AG.